14. STOCK-BASED COMPENSATION (Details) (USD $)	3 Months Ended
Jun. 30, 2012
StockPlan2004Member
Options/Shares Issued	$ 2,492,000
Options Outstanding	70,000
Options/Shares Available For Grant	308,000
Stock plans	2,800,000
StockPlanII2004Member
Options/Shares Issued	1,301,161
Options Outstanding	1,071,161
Options/Shares Available For Grant
Stock plans	1,301,161
StockPlan2005Member
Options/Shares Issued	104,042,168
Options Outstanding	99,531,642
Options/Shares Available For Grant	146,968,965
Stock plans	251,011,033
TotalStockPlanMember
Options/Shares Issued	$ 107,835,329
Options Outstanding	100,672,803
Options/Shares Available For Grant	145,276,865
Stock plans	255,112,194